Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000083514 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000083514 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000083514 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000083514 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000083514 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000254996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000254996 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000254996 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000254996 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000254996 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000254997 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000254997 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000254997 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000254997 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000254997 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000028921 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000028921 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000028921 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000028921 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000028921 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000077664 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000077664 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077664 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077664 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000077664 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077664 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000077664 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000077664 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000077664 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000077664 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[1]
C000077664 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[1]
C000077664 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[1]
C000077664 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077664 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000077664 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077664 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077664 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077664 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077664 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077664 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077665 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000077665 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077665 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077665 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000077665 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077665 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000077665 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000077665 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
C000077665 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000077665 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[2]
C000077665 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[2]
C000077665 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[2]
C000077665 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077665 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000077665 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077665 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077665 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077665 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077665 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077665 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000083516 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000083516 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000083516 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000083516 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000083516 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000083516 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000083516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000083516 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000083516 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000083516 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[3]
C000083516 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[3]
C000083516 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[3]
C000083516 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000083516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000083516 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000083516 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083516 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000083516 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000083516 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000083516 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077666 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000077666 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077666 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077666 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000077666 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077666 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000077666 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000077666 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000077666 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000077666 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[4]
C000077666 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[4]
C000077666 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[4]
C000077666 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077666 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000077666 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077666 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077666 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077666 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077666 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114871 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000114871 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000114871 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000114871 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000114871 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000114871 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000114871 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000114871 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000114871 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000114871 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[5]
C000114871 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[5]
C000114871 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[5]
C000114871 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000114871 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000114871 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114871 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114871 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114871 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114871 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114871 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077667 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000077667 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077667 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077667 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000077667 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077667 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000077667 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000077667 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[6]
C000077667 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000077667 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[6]
C000077667 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[6]
C000077667 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[6]
C000077667 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077667 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000077667 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077667 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077667 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077667 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077667 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077667 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077668 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000077668 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077668 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077668 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000077668 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000077668 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000077668 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000077668 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000077668 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000077668 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[7]
C000077668 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[7]
C000077668 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[7]
C000077668 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000077668 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000077668 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000077668 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077668 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077668 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077668 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077668 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028924 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000028924 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028924 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028924 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028924 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000028924 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000028924 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000028924 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[8]
C000028924 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000028924 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%	[8]
C000028924 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[8]
C000028924 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[8]
C000028924 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000028924 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000028924 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028924 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028924 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028924 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028924 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028924 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077673 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077673 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077673 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077673 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077673 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077673 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.10%
C000077673 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077673 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077673 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077673 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077673 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077673 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000077674 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077674 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077674 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077674 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077674 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077674 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.10%
C000077674 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077674 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077674 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077674 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077674 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077674 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000083518 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000083518 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000083518 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083518 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000083518 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.10%
C000083518 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000083518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000083518 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.60%
C000083518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000083518 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000083518 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000077675 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077675 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077675 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077675 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077675 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077675 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.10%
C000077675 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077675 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077675 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077675 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077675 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077675 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000114873 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114873 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114873 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114873 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114873 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114873 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.10%
C000114873 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114873 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000114873 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.60%
C000114873 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114873 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000114873 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000077676 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077676 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077676 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077676 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077676 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077676 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.10%
C000077676 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077676 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077676 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077676 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077676 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077676 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000077677 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077677 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077677 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077677 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077677 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077677 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.10%
C000077677 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077677 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077677 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077677 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077677 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000028928 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028928 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028928 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028928 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028928 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028928 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.10%
C000028928 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000028928 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000028928 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028928 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028928 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028928 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000083519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000083519 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000083519 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000083519 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000083519 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000083519 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000083519 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000083519 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000028930 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028930 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028930 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028930 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028930 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000028930 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028930 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077701 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077701 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077701 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077701 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077701 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077701 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[9]
C000077701 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000077701 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[9]
C000077701 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[9]
C000077701 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[9]
C000077701 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000077701 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000077701 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[9]
C000077701 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000077701 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000077701 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077701 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077701 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077701 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077701 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077701 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077702 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077702 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077702 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077702 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077702 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077702 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[10]
C000077702 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000077702 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[10]
C000077702 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[10]
C000077702 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[10]
C000077702 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000077702 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000077702 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[10]
C000077702 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000077702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000077702 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077702 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077702 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077702 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077702 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077702 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000083525 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000083525 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000083525 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000083525 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000083525 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000083525 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[11]
C000083525 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000083525 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[11]
C000083525 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[11]
C000083525 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[11]
C000083525 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[11]
C000083525 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000083525 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[11]
C000083525 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000083525 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000083525 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000083525 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083525 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000083525 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000083525 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000083525 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077703 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077703 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077703 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077703 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077703 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077703 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[12]
C000077703 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000077703 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[12]
C000077703 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[12]
C000077703 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[12]
C000077703 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000077703 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000077703 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[12]
C000077703 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000077703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000077703 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077703 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077703 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077703 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077703 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077703 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114878 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000114878 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000114878 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114878 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114878 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114878 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[13]
C000114878 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000114878 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[13]
C000114878 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[13]
C000114878 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[13]
C000114878 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000114878 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000114878 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[13]
C000114878 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000114878 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000114878 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114878 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114878 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114878 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000114878 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000114878 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077704 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077704 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077704 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077704 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077704 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077704 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[14]
C000077704 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[14]
C000077704 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[14]
C000077704 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[14]
C000077704 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[14]
C000077704 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000077704 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000077704 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[14]
C000077704 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000077704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000077704 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077704 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077704 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077704 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000077704 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000077704 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028938 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000028938 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028938 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028938 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028938 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028938 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%	[15]
C000028938 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[15]
C000028938 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[15]
C000028938 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[15]
C000028938 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[15]
C000028938 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000028938 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000028938 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[15]
C000028938 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000028938 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000028938 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028938 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028938 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028938 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000028938 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028938 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077705 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077705 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077705 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077705 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077705 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077705 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077705 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077705 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077705 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077705 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077705 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077705 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077705 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077706 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077706 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077706 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077706 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077706 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077706 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077706 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077706 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077706 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077706 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077706 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077706 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000083526 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000083526 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000083526 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083526 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083526 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000083526 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000083526 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000083526 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000083526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000083526 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000083526 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083526 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000083526 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077707 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077707 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077707 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077707 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077707 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077707 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077707 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077707 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077707 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077707 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077707 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077707 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077707 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000028939 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028939 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028939 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028939 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028939 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000028939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028939 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000028939 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028939 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028939 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028939 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028939 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000114879 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114879 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114879 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114879 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114879 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114879 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000114879 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000114879 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114879 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114879 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000114879 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114879 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077708 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077708 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077708 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077708 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077708 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077708 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077708 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077708 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077708 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077708 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077708 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077708 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077708 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077709 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077709 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077709 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077709 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077709 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000077709 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077709 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077709 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077709 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000077709 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077709 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077709 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000028940 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028940 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028940 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028940 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028940 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	96.40%
C000028940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028940 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.00%
C000028940 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028940 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028940 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028940 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000077710 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000077710 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000077710 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077710 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077710 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077710 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077710 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000077710 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000077710 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077710 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077711 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000077711 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000077711 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077711 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077711 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077711 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077711 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000077711 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000077711 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077711 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083527 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000083527 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000083527 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000083527 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000083527 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000083527 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083527 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000083527 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000083527 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000083527 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077712 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000077712 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000077712 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077712 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077712 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077712 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077712 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000077712 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000077712 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077712 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077713 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000077713 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000077713 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077713 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077713 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077713 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077713 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000077713 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000077713 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077713 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028941 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000028941 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028941 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028941 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028941 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028941 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028941 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000028941 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000028941 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028941 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077714 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000077714 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077714 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077714 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000077714 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077714 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077714 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000077714 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000077714 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000077714 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077715 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000077715 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077715 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077715 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000077715 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077715 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077715 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000077715 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000077715 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000077715 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000083528 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000083528 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000083528 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000083528 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000083528 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000083528 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083528 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000083528 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000083528 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000083528 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077716 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000077716 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077716 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077716 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000077716 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077716 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077716 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000077716 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000077716 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000077716 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077717 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000077717 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077717 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077717 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000077717 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000077717 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077717 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000077717 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000077717 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000077717 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028942 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000028942 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028942 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028942 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028942 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028942 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028942 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000028942 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000028942 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000028942 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077718 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077718 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077718 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000077718 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077718 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077718 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077718 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077718 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000077718 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077718 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077719 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077719 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077719 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000077719 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077719 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077719 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077719 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077719 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000077719 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077719 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083529 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000083529 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000083529 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000083529 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000083529 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000083529 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083529 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000083529 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000083529 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000083529 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077720 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077720 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077720 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000077720 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077720 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077720 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077720 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077720 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000077720 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077720 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077721 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000077721 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077721 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000077721 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077721 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000077721 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077721 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077721 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000077721 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077721 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028943 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028943 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028943 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028943 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028943 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028943 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028943 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000028943 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000028943 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000028943 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077742 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077742 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077742 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077742 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077742 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077742 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[16]
C000077742 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000077742 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[16]
C000077742 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[16]
C000077742 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[16]
C000077742 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000077742 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000077742 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[16]
C000077742 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077742 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000077742 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077742 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077742 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077742 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077742 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077742 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077743 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077743 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077743 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077743 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077743 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077743 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[17]
C000077743 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000077743 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[17]
C000077743 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[17]
C000077743 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[17]
C000077743 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000077743 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000077743 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[17]
C000077743 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077743 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000077743 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077743 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077743 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077743 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077743 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077743 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000083536 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000083536 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000083536 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000083536 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000083536 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000083536 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[18]
C000083536 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000083536 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[18]
C000083536 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[18]
C000083536 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[18]
C000083536 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000083536 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[18]
C000083536 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[18]
C000083536 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000083536 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000083536 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000083536 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083536 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000083536 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000083536 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000083536 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077744 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077744 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077744 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077744 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077744 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077744 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[19]
C000077744 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000077744 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[19]
C000077744 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[19]
C000077744 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[19]
C000077744 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000077744 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[19]
C000077744 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[19]
C000077744 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077744 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000077744 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077744 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077744 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077744 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077744 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077744 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000114884 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000114884 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000114884 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114884 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114884 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000114884 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[20]
C000114884 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000114884 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[20]
C000114884 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[20]
C000114884 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[20]
C000114884 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[20]
C000114884 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[20]
C000114884 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[20]
C000114884 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000114884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000114884 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114884 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114884 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114884 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000114884 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000114884 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077745 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077745 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077745 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077745 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077745 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077745 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[21]
C000077745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000077745 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[21]
C000077745 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[21]
C000077745 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[21]
C000077745 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000077745 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[21]
C000077745 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[21]
C000077745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077745 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000077745 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077745 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077745 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077745 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077745 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077745 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077746 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077746 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077746 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077746 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077746 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077746 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[22]
C000077746 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000077746 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[22]
C000077746 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[22]
C000077746 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[22]
C000077746 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[22]
C000077746 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[22]
C000077746 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[22]
C000077746 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000077746 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000077746 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077746 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077746 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077746 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000077746 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077746 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000028954 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000028954 [Member] | United States Treasury Notes Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028954 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028954 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028954 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000028954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[23]
C000028954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000028954 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[23]
C000028954 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[23]
C000028954 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[23]
C000028954 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[23]
C000028954 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[23]
C000028954 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[23]
C000028954 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000028954 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000028954 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028954 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028954 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028954 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000028954 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028954 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000077645 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077645 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077645 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077645 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077645 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077645 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000077645 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077645 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.40%
C000077645 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077645 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077645 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077645 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000077646 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077646 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077646 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077646 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077646 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077646 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000077646 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077646 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.40%
C000077646 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077646 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077646 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077646 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000150517 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000150517 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000150517 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000150517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000150517 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000150517 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000150517 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150517 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150517 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000077647 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077647 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077647 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077647 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077647 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077647 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000077647 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077647 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.40%
C000077647 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077647 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077647 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077647 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077647 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000147334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000147334 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147334 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000147334 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147334 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147334 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000147334 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000147334 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147334 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147334 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000147334 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147334 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147334 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000077648 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077648 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077648 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077648 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077648 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077648 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000077648 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077648 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.40%
C000077648 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077648 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077648 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077648 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077648 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000077649 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077649 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077649 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077649 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077649 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077649 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000077649 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077649 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.40%
C000077649 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077649 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077649 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077649 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000107973 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107973 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107973 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107973 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107973 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107973 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000107973 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107973 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107973 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107973 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000107974 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107974 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107974 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107974 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107974 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107974 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000107974 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107974 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107974 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107974 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000107975 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107975 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107975 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107975 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107975 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107975 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000107975 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107975 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107975 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000107976 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107976 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107976 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107976 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107976 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107976 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000107976 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107976 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000114893 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114893 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114893 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114893 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114893 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114893 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000114893 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.80%
C000114893 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114893 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000107977 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107977 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107977 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107977 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107977 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107977 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000107977 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107977 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107977 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000107978 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107978 [Member] | Fulton Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107978 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107978 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107978 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107978 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.20%
C000107978 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107978 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107978 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107978 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000137958 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137958 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137958 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137958 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137958 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137958 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[24]
C000137958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)	[24]
C000137958 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[24]
C000137958 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[24]
C000137958 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[24]
C000137958 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[24]
C000137958 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000137958 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[24]
C000137958 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[24]
C000137958 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000137958 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000137958 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137958 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000137958 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137958 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137958 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137958 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137959 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137959 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137959 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137959 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137959 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[25]
C000137959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)	[25]
C000137959 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[25]
C000137959 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[25]
C000137959 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[25]
C000137959 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[25]
C000137959 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000137959 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[25]
C000137959 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[25]
C000137959 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000137959 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000137959 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137959 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000137959 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137959 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137959 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137959 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137960 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137960 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137960 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137960 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137960 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[26]
C000137960 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)	[26]
C000137960 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[26]
C000137960 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[26]
C000137960 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[26]
C000137960 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[26]
C000137960 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[26]
C000137960 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[26]
C000137960 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[26]
C000137960 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000137960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000137960 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137960 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000137960 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137960 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137960 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137960 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137961 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137961 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137961 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137961 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137961 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[27]
C000137961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)	[27]
C000137961 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[27]
C000137961 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[27]
C000137961 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[27]
C000137961 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[27]
C000137961 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
C000137961 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[27]
C000137961 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[27]
C000137961 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000137961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000137961 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137961 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000137961 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137961 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137961 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137961 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137962 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137962 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137962 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137962 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137962 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137962 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[28]
C000137962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)	[28]
C000137962 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[28]
C000137962 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[28]
C000137962 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[28]
C000137962 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[28]
C000137962 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[28]
C000137962 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[28]
C000137962 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[28]
C000137962 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000137962 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000137962 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137962 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000137962 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137962 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137962 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137962 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137963 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137963 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137963 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137963 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137963 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137963 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[29]
C000137963 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)	[29]
C000137963 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[29]
C000137963 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[29]
C000137963 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[29]
C000137963 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[29]
C000137963 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[29]
C000137963 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[29]
C000137963 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[29]
C000137963 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000137963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000137963 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137963 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000137963 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137963 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137963 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137963 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137964 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137964 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137964 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137964 [Member] | Money Markets Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000137964 [Member] | Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137964 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[30]
C000137964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)	[30]
C000137964 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[30]
C000137964 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[30]
C000137964 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[30]
C000137964 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[30]
C000137964 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[30]
C000137964 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[30]
C000137964 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[30]
C000137964 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000137964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000137964 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137964 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000137964 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000137964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137964 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000137964 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137964 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137972 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000137972 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137972 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137972 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137972 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137972 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[31]
C000137972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[31]
C000137972 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000137972 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[31]
C000137972 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[31]
C000137972 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[31]
C000137972 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[31]
C000137972 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[31]
C000137972 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[31]
C000137972 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[31]
C000137972 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000137972 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000137972 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000137972 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137972 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137973 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000137973 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137973 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137973 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137973 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137973 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[32]
C000137973 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[32]
C000137973 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[32]
C000137973 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[32]
C000137973 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[32]
C000137973 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[32]
C000137973 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[32]
C000137973 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[32]
C000137973 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[32]
C000137973 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[32]
C000137973 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000137973 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000137973 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000137973 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137973 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137974 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000137974 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137974 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137974 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137974 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[33]
C000137974 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[33]
C000137974 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[33]
C000137974 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[33]
C000137974 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[33]
C000137974 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[33]
C000137974 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[33]
C000137974 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[33]
C000137974 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[33]
C000137974 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[33]
C000137974 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000137974 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000137974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000137974 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137974 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137975 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000137975 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137975 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137975 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137975 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137975 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[34]
C000137975 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[34]
C000137975 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000137975 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[34]
C000137975 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[34]
C000137975 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[34]
C000137975 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[34]
C000137975 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[34]
C000137975 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[34]
C000137975 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[34]
C000137975 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000137975 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000137975 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000137975 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137975 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137976 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000137976 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137976 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137976 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137976 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137976 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[35]
C000137976 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[35]
C000137976 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000137976 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[35]
C000137976 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[35]
C000137976 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[35]
C000137976 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[35]
C000137976 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[35]
C000137976 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[35]
C000137976 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[35]
C000137976 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[35]
C000137976 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000137976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000137976 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137976 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151361 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000151361 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000151361 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000151361 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000151361 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000151361 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[36]
C000151361 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[36]
C000151361 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[36]
C000151361 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[36]
C000151361 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[36]
C000151361 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[36]
C000151361 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[36]
C000151361 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[36]
C000151361 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[36]
C000151361 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[36]
C000151361 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[36]
C000151361 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000151361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000151361 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000151361 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137977 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000137977 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137977 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137977 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137977 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137977 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[37]
C000137977 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[37]
C000137977 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000137977 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[37]
C000137977 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[37]
C000137977 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[37]
C000137977 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[37]
C000137977 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[37]
C000137977 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[37]
C000137977 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[37]
C000137977 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[37]
C000137977 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000137977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000137977 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137977 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137978 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000137978 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137978 [Member] | Asset Backed Commercial Mortgage Backed Securities Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137978 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000137978 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137978 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[38]
C000137978 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[38]
C000137978 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[38]
C000137978 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[38]
C000137978 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[38]
C000137978 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[38]
C000137978 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[38]
C000137978 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[38]
C000137978 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[38]
C000137978 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[38]
C000137978 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[38]
C000137978 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000137978 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000137978 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000137978 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000183913 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183913 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000183913 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183913 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183913 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183913 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[39]
C000183913 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[39]
C000183913 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[39]
C000183913 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[39]
C000183913 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[39]
C000183913 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[39]
C000183913 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[39]
C000183913 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[39]
C000183913 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000183913 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000183913 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000183913 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183913 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183913 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183913 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000183913 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183914 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183914 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000183914 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183914 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183914 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[40]
C000183914 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[40]
C000183914 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[40]
C000183914 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[40]
C000183914 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[40]
C000183914 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[40]
C000183914 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[40]
C000183914 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[40]
C000183914 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000183914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000183914 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000183914 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183914 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183914 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183914 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000183914 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183915 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183915 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000183915 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183915 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183915 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183915 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[41]
C000183915 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
C000183915 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[41]
C000183915 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[41]
C000183915 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[41]
C000183915 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[41]
C000183915 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[41]
C000183915 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[41]
C000183915 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000183915 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000183915 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000183915 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183915 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183915 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183915 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000183915 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183916 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183916 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000183916 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183916 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183916 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183916 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[42]
C000183916 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[42]
C000183916 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[42]
C000183916 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[42]
C000183916 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[42]
C000183916 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[42]
C000183916 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[42]
C000183916 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[42]
C000183916 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000183916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000183916 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000183916 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183916 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183916 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183916 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000183916 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183917 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183917 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000183917 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183917 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183917 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183917 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[43]
C000183917 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000183917 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[43]
C000183917 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[43]
C000183917 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[43]
C000183917 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[43]
C000183917 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[43]
C000183917 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[43]
C000183917 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000183917 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000183917 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000183917 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183917 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183917 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183917 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000183917 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183919 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183919 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000183919 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183919 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183919 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183919 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[44]
C000183919 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[44]
C000183919 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[44]
C000183919 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[44]
C000183919 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[44]
C000183919 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[44]
C000183919 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[44]
C000183919 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[44]
C000183919 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000183919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000183919 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000183919 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183919 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183919 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183919 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000183919 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183920 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000183920 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000183920 [Member] | Banking Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183920 [Member] | Foreign Government Bonds Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183920 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000183920 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[45]
C000183920 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000183920 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[45]
C000183920 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[45]
C000183920 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[45]
C000183920 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[45]
C000183920 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[45]
C000183920 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[45]
C000183920 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000183920 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000183920 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000183920 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183920 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183920 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183920 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000183920 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000183943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183943 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183943 [Member] | Sony Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000183943 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183943 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183943 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183943 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%
C000183943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183943 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183943 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183943 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183943 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000183943 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183944 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183944 [Member] | Sony Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000183944 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183944 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183944 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183944 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%
C000183944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183944 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183944 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183944 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000183944 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183945 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183945 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183945 [Member] | Sony Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000183945 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183945 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183945 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183945 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%
C000183945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183945 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183945 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183945 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183945 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183945 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000183945 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183946 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183946 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183946 [Member] | Sony Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000183946 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183946 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183946 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183946 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%
C000183946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183946 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183946 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183946 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183946 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183946 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000183946 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183947 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183947 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183947 [Member] | Sony Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000183947 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183947 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183947 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183947 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%
C000183947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183947 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183947 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183947 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000183947 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183949 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183949 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183949 [Member] | Sony Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000183949 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183949 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183949 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183949 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%
C000183949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183949 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183949 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183949 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183949 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183949 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000183949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183950 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183950 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183950 [Member] | Sony Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000183950 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183950 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183950 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183950 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%
C000183950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183950 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183950 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.10%
C000183950 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183950 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000183950 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%

[1]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[2]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[3]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[4]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[5]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[6]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[7]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[8]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[9]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[10]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[11]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[12]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[13]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[14]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[15]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[16]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[17]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[18]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[19]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[20]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[21]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[22]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[23]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[24]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[25]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[26]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[27]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[28]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[29]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[30]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[31]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[32]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[33]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[34]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[35]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[36]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[37]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[38]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[39]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[40]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[41]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[42]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[43]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[44]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[45]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.